Share Capital (Antidilutive Securities) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Share price (cad per share)	$ 10.87	$ 7.18
Stock options
Earnings per share [line items]
Antidilutive securities	0	1,420